Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
October 31, 2022
WLE-NPRT1-1222
1.9901538.101
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Entertainment - 1.9%
Netflix, Inc. (a)	87	25,394
The Walt Disney Co. (a)	215	22,906
		48,300
Interactive Media & Services - 1.6%
Alphabet, Inc. Class C (a)	143	13,536
Bumble, Inc. (a)	1,037	26,340
		39,876
Media - 1.7%
Cable One, Inc.	11	9,454
Interpublic Group of Companies, Inc.	1,166	34,735
		44,189
TOTAL COMMUNICATION SERVICES		132,365
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.8%
General Motors Co.	542	21,274
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	374	15,596
Bright Horizons Family Solutions, Inc. (a)	174	11,366
		26,962
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	159	25,457
Vail Resorts, Inc.	72	15,777
		41,234
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	739	19,465
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	265	27,147
Etsy, Inc. (a)	129	12,114
The RealReal, Inc. (a)	1,559	2,635
		41,896
Multiline Retail - 0.5%
Kohl's Corp.	441	13,208
Specialty Retail - 3.2%
Best Buy Co., Inc.	199	13,614
Gap, Inc.	1,216	13,704
Lowe's Companies, Inc.	156	30,412
Williams-Sonoma, Inc.	178	22,042
		79,772
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	189	9,699
Tapestry, Inc.	599	18,976
		28,675
TOTAL CONSUMER DISCRETIONARY		272,486
CONSUMER STAPLES - 4.6%
Beverages - 1.1%
The Coca-Cola Co.	443	26,514
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	668	13,701
Food Products - 1.4%
The Hershey Co.	153	36,532
Household Products - 0.8%
The Clorox Co.	138	20,154
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	81	16,240
Olaplex Holdings, Inc.	930	4,092
		20,332
TOTAL CONSUMER STAPLES		117,233
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
EQT Corp.	323	13,514
Occidental Petroleum Corp.	309	22,433
Phillips 66 Co.	372	38,796
		74,743
FINANCIALS - 13.1%
Banks - 4.4%
Bank of America Corp.	1,360	49,014
Citigroup, Inc.	400	18,344
First Horizon National Corp.	688	16,863
First United Corp.	564	10,699
JPMorgan Chase & Co.	133	16,742
		111,662
Capital Markets - 4.1%
Franklin Resources, Inc.	581	13,624
Morningstar, Inc.	119	27,629
MSCI, Inc.	27	12,659
NASDAQ, Inc.	784	48,796
		102,708
Insurance - 4.6%
Hartford Financial Services Group, Inc.	634	45,908
Marsh & McLennan Companies, Inc.	124	20,025
Progressive Corp.	403	51,745
		117,678
TOTAL FINANCIALS		332,048
HEALTH CARE - 14.1%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (a)	82	16,995
Vertex Pharmaceuticals, Inc. (a)	153	47,736
Zai Lab Ltd. ADR (a)	218	4,857
		69,588
Health Care Equipment & Supplies - 2.1%
Figs, Inc. Class A (a)	943	6,959
Hologic, Inc. (a)	679	46,036
		52,995
Health Care Providers & Services - 6.2%
Cigna Corp.	217	70,104
Elevance Health, Inc.	137	74,907
Guardant Health, Inc. (a)	228	11,286
		156,297
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	75	14,838
Pharmaceuticals - 2.5%
Eli Lilly & Co.	44	15,932
GSK PLC sponsored ADR	546	18,111
Zoetis, Inc. Class A	199	30,005
		64,048
TOTAL HEALTH CARE		357,766
INDUSTRIALS - 13.1%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	191	32,044
Airlines - 0.3%
JetBlue Airways Corp. (a)	916	7,365
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	133	5,929
Electrical Equipment - 3.6%
AMETEK, Inc.	385	49,919
nVent Electric PLC	917	33,471
Sunrun, Inc. (a)	355	7,991
		91,381
Machinery - 4.1%
Deere & Co.	70	27,707
Federal Signal Corp.	1,112	51,875
Otis Worldwide Corp.	341	24,088
		103,670
Professional Services - 3.6%
Leidos Holdings, Inc.	303	30,782
Manpower, Inc.	322	25,225
Science Applications International Corp.	317	34,344
		90,351
TOTAL INDUSTRIALS		330,740
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	191	23,084
Electronic Equipment & Components - 3.1%
CDW Corp.	326	56,336
Insight Enterprises, Inc. (a)	237	22,399
		78,735
IT Services - 7.5%
Accenture PLC Class A	168	47,695
Cloudflare, Inc. (a)	143	8,054
Genpact Ltd.	482	23,377
MasterCard, Inc. Class A	126	41,351
PayPal Holdings, Inc. (a)	227	18,973
Twilio, Inc. Class A (a)	117	8,701
WEX, Inc. (a)	245	40,214
		188,365
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	270	16,216
Marvell Technology, Inc.	300	11,904
NVIDIA Corp.	201	27,129
NXP Semiconductors NV	132	19,283
		74,532
Software - 8.3%
Adobe, Inc. (a)	99	31,532
HubSpot, Inc. (a)	57	16,904
Intuit, Inc.	85	36,338
Microsoft Corp.	326	75,675
Pagerduty, Inc. (a)	489	12,196
Salesforce.com, Inc. (a)	236	38,371
		211,016
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	402	61,643
TOTAL INFORMATION TECHNOLOGY		637,375
MATERIALS - 3.9%
Chemicals - 1.7%
Cabot Corp.	237	17,415
Eastman Chemical Co.	143	10,984
Valvoline, Inc.	482	14,152
		42,551
Construction Materials - 0.5%
Summit Materials, Inc. (a)	524	13,807
Metals & Mining - 1.7%
Commercial Metals Co.	678	30,849
Schnitzer Steel Industries, Inc. Class A	451	12,172
		43,021
TOTAL MATERIALS		99,379
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equity Lifestyle Properties, Inc.	444	28,398
Ventas, Inc.	430	16,826
		45,224
UTILITIES - 2.2%
Electric Utilities - 1.0%
NextEra Energy, Inc.	316	24,490
Water Utilities - 1.2%
American Water Works Co., Inc.	207	30,085
TOTAL UTILITIES		54,575
TOTAL COMMON STOCKS (Cost $2,782,861)		2,453,934

TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $2,782,861)	2,453,934
NET OTHER ASSETS (LIABILITIES) - 3.1%	78,526
NET ASSETS - 100.0%	2,532,460

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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